BALANCE SHEET COMPONENTS - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cumulative translation adjustment	$ (24,752)	$ (19,450)
Unrecognized gain on long-term pension liability adjustment	4,260	4,513
Net unrealized loss on derivative instruments	0	(1,441)
Accumulated other comprehensive loss	$ (20,492)	$ (16,378)